Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE MID-CAP VALUE FUND, INC.
Entity Central Index Key	0001012678
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000005473
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TRMCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Investor Class	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 15,086,959,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	31.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,086,959
Number of Portfolio Holdings	118

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	31.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.3%
Industrials & Business Services	17.1
Information Technology	10.9
Health Care	10.8
Real Estate	7.9
Energy	7.2
Utilities	6.3
Consumer Discretionary	6.2
Materials	5.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

RenaissanceRe Holdings	1.7%
Zimmer Biomet Holdings	1.7
Corning	1.7
API Group	1.6
Baxter International	1.6
Keysight Technologies	1.5
Kenvue	1.5
Sun Communities	1.5
Norfolk Southern	1.5
Perrigo	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005474
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Advisor Class
Trading Symbol	TAMVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Advisor Class	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 15,086,959,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	31.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,086,959
Number of Portfolio Holdings	118

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	31.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.3%
Industrials & Business Services	17.1
Information Technology	10.9
Health Care	10.8
Real Estate	7.9
Energy	7.2
Utilities	6.3
Consumer Discretionary	6.2
Materials	5.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

RenaissanceRe Holdings	1.7%
Zimmer Biomet Holdings	1.7
Corning	1.7
API Group	1.6
Baxter International	1.6
Keysight Technologies	1.5
Kenvue	1.5
Sun Communities	1.5
Norfolk Southern	1.5
Perrigo	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005475
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	R Class
Trading Symbol	RRMVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - R Class	$65	1.33%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 15,086,959,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	31.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,086,959
Number of Portfolio Holdings	118

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	31.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.3%
Industrials & Business Services	17.1
Information Technology	10.9
Health Care	10.8
Real Estate	7.9
Energy	7.2
Utilities	6.3
Consumer Discretionary	6.2
Materials	5.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

RenaissanceRe Holdings	1.7%
Zimmer Biomet Holdings	1.7
Corning	1.7
API Group	1.6
Baxter International	1.6
Keysight Technologies	1.5
Kenvue	1.5
Sun Communities	1.5
Norfolk Southern	1.5
Perrigo	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159685
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	I Class
Trading Symbol	TRMIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - I Class	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 15,086,959,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	31.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,086,959
Number of Portfolio Holdings	118

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	31.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.3%
Industrials & Business Services	17.1
Information Technology	10.9
Health Care	10.8
Real Estate	7.9
Energy	7.2
Utilities	6.3
Consumer Discretionary	6.2
Materials	5.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

RenaissanceRe Holdings	1.7%
Zimmer Biomet Holdings	1.7
Corning	1.7
API Group	1.6
Baxter International	1.6
Keysight Technologies	1.5
Kenvue	1.5
Sun Communities	1.5
Norfolk Southern	1.5
Perrigo	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219316
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Fund
Class Name	Z Class
Trading Symbol	TRTZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Mid-Cap Value Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Value Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 15,086,959,000
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	31.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$15,086,959
Number of Portfolio Holdings	118

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	31.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	20.3%
Industrials & Business Services	17.1
Information Technology	10.9
Health Care	10.8
Real Estate	7.9
Energy	7.2
Utilities	6.3
Consumer Discretionary	6.2
Materials	5.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

RenaissanceRe Holdings	1.7%
Zimmer Biomet Holdings	1.7
Corning	1.7
API Group	1.6
Baxter International	1.6
Keysight Technologies	1.5
Kenvue	1.5
Sun Communities	1.5
Norfolk Southern	1.5
Perrigo	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless